Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016		Mar. 31, 2016
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 3,093		¥ 3,476
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable		69	[1],[2]
Securities purchased under agreements to resell
Securities borrowed
Total Assets	[1]	3,162		3,476
Liabilities:
Short-term borrowings	[1]	0		1
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	[1]	126		104
Total Liabilities	[1]	126		105
Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	[1]	132		197
Deposits with stock exchanges and other segregated cash	[1]	220		226
Loans receivable	[1],[2]	1,040		1,180
Securities purchased under agreements to resell	[1]	10,974		9,205
Securities borrowed	[1]	6,091		5,872
Total Assets	[1]	18,457		16,680
Liabilities:
Short-term borrowings	[1]	528		641
Deposits received at banks	[1]	1,052		2,223
Securities sold under agreements to repurchase	[1]	17,050		14,192
Securities loaned	[1]	2,169		1,936
Long-term borrowings	[1]	6,946		7,692
Total Liabilities	[1]	27,745		26,684
Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	[1],[2]	424		425
Securities purchased under agreements to resell
Securities borrowed
Total Assets	[1]	424		425
Liabilities:
Short-term borrowings	[1]	14		21
Deposits received at banks	[1]	0		0
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	[1]	354		332
Total Liabilities	[1]	368		353
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,093		3,476
Time deposits	[1]	132		197
Deposits with stock exchanges and other segregated cash	[1]	220		226
Loans receivable	[1],[2]	1,532		1,605
Securities purchased under agreements to resell	[1]	10,974		9,205
Securities borrowed	[1]	6,092		5,872
Total Assets	[1]	22,043		20,581
Liabilities:
Short-term borrowings	[1]	542		663
Deposits received at banks	[1]	1,052		2,223
Securities sold under agreements to repurchase	[1]	17,052		14,192
Securities loaned	[1]	2,169		1,937
Long-term borrowings	[1]	7,402		8,130
Total Liabilities	[1]	28,217		27,145
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,093		3,476
Time deposits	[1]	132		197
Deposits with stock exchanges and other segregated cash	[1]	220		226
Loans receivable	[1],[2]	1,533		1,605
Securities purchased under agreements to resell	[1]	10,974		9,205
Securities borrowed	[1]	6,091		5,872
Total Assets	[1]	22,043		20,581
Liabilities:
Short-term borrowings	[1]	542		663
Deposits received at banks	[1]	1,052		2,223
Securities sold under agreements to repurchase	[1]	17,050		14,192
Securities loaned	[1]	2,169		1,936
Long-term borrowings	[1]	7,426		8,128
Total Liabilities	[1]	¥ 28,239		¥ 27,142

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.